STOCKHOLDERS' EQUITY - Common Stock Shares (Details)	Jun. 30, 2021 Vote $ / shares shares	Jun. 30, 2020 $ / shares shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	30,000,000	30,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1
Common shares, shares issued (in shares)	2,458,674	2,156,250
Common shares, shares outstanding (in shares)	2,458,674	2,156,250
Common stock subject to redemption
Class of Stock [Line Items]
Common stock subject to possible redemption	7,522,627	0